Inventories - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Inventories recognised as expense	₩ 3,485,288	₩ 3,787,203	₩ 3,938,842
Valuation loss and reversal of valuation loss	₩ 24,294	₩ 12,920	₩ 11,214